Property, leasehold improvements and equipment - Roll-forward - Cost (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		$ 2,724,296	$ 2,700,469
Property, plant and equipment at end of period	$ 131,787	2,566,095	2,724,296	$ 2,700,469
Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		3,506,149	3,395,474	3,252,389
Acquisitions		237,864	121,731	147,614
Disposals		(45)	(2,393)
Reclassification to improvements		(283,728)
Transfers			(93)
Other		(13,370)	(8,570)	(4,529)
Property, plant and equipment at end of period		3,446,870	3,506,149	3,395,474
Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(781,853)	(695,005)	(605,288)
Depreciation		(98,967)	(97,481)	(92,320)
Disposals		45	9,502
Other			1,131	2,603
Property, plant and equipment at end of period		(880,775)	(781,853)	(695,005)
Land
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,709,508	1,709,508
Property, plant and equipment at end of period		1,426,363	1,709,508	1,709,508
Land | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,709,508	1,709,508	1,709,508
Acquisitions		583
Reclassification to improvements		(283,728)
Property, plant and equipment at end of period		1,426,363	1,709,508	1,709,508
Leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		857,274	854,829
Property, plant and equipment at end of period		910,312	857,274	854,829
Leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,259,802	1,188,966	1,058,546
Acquisitions		10,986	463
Transfers		113,155	70,373	130,420
Other		(1,697)
Property, plant and equipment at end of period		1,382,246	1,259,802	1,188,966
Leasehold improvements | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(402,528)	(334,137)	(272,461)
Depreciation		(69,406)	(68,391)	(61,676)
Property, plant and equipment at end of period		(471,934)	(402,528)	(334,137)
Machinery and equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		53,600	72,867
Property, plant and equipment at end of period		41,297	53,600	72,867
Machinery and equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		207,749	214,725	206,345
Acquisitions		1,473	208	8,380
Transfers			53
Other		1,315	(7,237)
Property, plant and equipment at end of period		210,537	207,749	214,725
Machinery and equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(154,149)	(141,858)	(122,734)
Depreciation		(15,091)	(19,347)	(19,124)
Disposals			7,056
Property, plant and equipment at end of period		(169,240)	(154,149)	(141,858)
Furniture and office equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		22,786	27,940
Property, plant and equipment at end of period		50,106	22,786	27,940
Furniture and office equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		162,467	159,969	159,735
Acquisitions		38,886	1,908	440
Transfers			590
Other				(206)
Property, plant and equipment at end of period		201,353	162,467	159,969
Furniture and office equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(139,681)	(132,029)	(124,630)
Depreciation		(11,566)	(7,652)	(7,720)
Other				321
Property, plant and equipment at end of period		(151,247)	(139,681)	(132,029)
Transportation equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		51	287
Property, plant and equipment at end of period		38	51	287
Transportation equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		18,259	21,655	21,655
Disposals			(2,393)
Other			(1,003)
Property, plant and equipment at end of period		18,259	18,259	21,655
Transportation equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(18,208)	(21,368)	(20,100)
Depreciation		(13)	(64)	(1,268)
Disposals			2,446
Other			778
Property, plant and equipment at end of period		(18,221)	(18,208)	(21,368)
Computer equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		5,857	2,838
Property, plant and equipment at end of period		6,136	5,857	2,838
Computer equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		73,144	68,451	67,575
Acquisitions		3,170	5,023	3,973
Disposals		(45)
Other			(330)	(3,097)
Property, plant and equipment at end of period		76,269	73,144	68,451
Computer equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(67,287)	(65,613)	(65,363)
Depreciation		(2,891)	(2,027)	(2,532)
Disposals		45
Other			353	2,282
Property, plant and equipment at end of period		(70,133)	(67,287)	(65,613)
Construction in progress for leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		75,220	32,200
Property, plant and equipment at end of period		131,843	75,220	32,200
Construction in progress for leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		75,220	32,200	29,025
Acquisitions		182,766	114,129	134,821
Transfers		(113,155)	(71,109)	(130,420)
Other		(12,988)		(1,226)
Property, plant and equipment at end of period		$ 131,843	$ 75,220	$ 32,200